Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 03, 2020
William Blair Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY WILLIAM BLAIR EMERGING MARKETS DEBT FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Markets Debt Fund (the “Fund”) seeks to provide attractive risk-adjusted returns relative to the Fund’s benchmark through investments in hard currency denominated debt issued in emerging market countries.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. The Fund’s portfolio turnover information will be reported after the Fund’s fiscal period ending December 31, 2020.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Emerging markets include every country in the world except countries included in the MSCI World Index.

Debt securities in which the Fund invests include fixed-rate and floating-rate bonds issued by various public (governmental) and private (corporate) issuers (including private placements and restricted securities). The Fund invests a significant portion of its assets in sovereign debt securities (debt securities issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies) and debt securities of quasi-sovereign issuers (entities owned by a sovereign government). The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions. The Fund may invest in debt securities of any credit rating, including investment grade securities, below investment grade securities (commonly referred to as “high yield” or “junk bonds”), and unrated securities. The Fund may invest up to a maximum of 10% of the Fund’s net assets in distressed or defaulted debt securities. The Fund may invest in securities of any maturity.

The majority of the Fund’s investments are generally made in securities of issuers based in South and Central America (including the Caribbean), Central Europe, Eastern Europe, Asia, Africa and the Middle East. More specifically, the Fund invests in countries where the Adviser is able to assess the specific political and economic risks and in countries that have undertaken certain economic reforms and reached certain growth objectives. Countries in which the Fund invests include frontier markets (emerging markets that are early in their development).

The assets in which the Fund invests are denominated in the currencies of economically developed and politically stable countries that are members of the Organisation for Economic Co-operation and Development (OECD). The Adviser may, but is not required to, hedge the currency risk associated with the Fund’s investments.

As part of its investment strategy, the Fund may utilize derivatives, including futures and forward contracts, swaps (including credit default swaps and total return swaps), credit derivatives, and currency-related derivatives. Derivatives are primarily utilized to hedge interest rate duration risk and foreign exchange risk.

Additionally, the Fund may maintain assets in cash, deposit, call or current accounts or invest in short-term instruments, such as money market funds, U.S. or other government securities, certificates of deposit, bankers’ acceptances or similar temporary investments, to meet the expense needs of the Fund and/or to fund withdrawals or for such other purposes as may be determined by the Adviser.

The Fund is measured against the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified as its primary index. The Fund is actively managed within its objective and is not constrained by a benchmark.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s returns will vary, and you could lose money by investing in the Fund. The following is a summary of the principal risks associated with an investment in the Fund.

The Fund involves a high level of risk and may not be appropriate for everyone.    There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

The principal risks of investing in the Fund (in alphabetical order after the first six risks) are:

Market Risk.    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Geopolitical and other events may also disrupt securities markets and adversely affect global economies and markets and thereby decrease the value of the Fund’s investments.

Credit Risk.    The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or principal payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government.

Foreign Investment Risk.    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, less stringent or a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding or other taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. securities due to the higher custodial fees associated with foreign securities investments.

Emerging Markets Risk.    Foreign investment risk is typically magnified in emerging markets, which are the less developed and developing nations. These risks are further magnified in frontier markets, which are among the smallest and least mature investment markets.

Sovereign and Quasi-Sovereign Default Risk.    The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments (known as sovereign debt securities) and in securities issued by entities that are owned or guaranteed by non-U.S. sovereign governments (known as quasi-sovereign debt securities). An issuer of sovereign or quasi-sovereign debt held by the Fund, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s fixed income securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer maturities or durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer maturities or durations are usually more volatile than those with shorter maturities or durations. The negative impact on fixed income securities from rising interest rates could be swift and significant and negatively impact the Fund’s net asset value. A rising interest rate environment may also result in periods of increased redemptions from fixed income funds and increased supply in the market due to selling activity to meet redemptions. If the Fund has to liquidate portfolio securities to meet redemptions in such an environment, it may have to do so at disadvantageous times and prices, which could negatively impact the Fund’s net asset value.

Aggressive Investment Technique Risk.    The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic losses or gains. These techniques may expose the Fund to potentially dramatic losses in the value of certain of its portfolio holdings.

Counterparty and Contractual Default Risk.    The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy.

Credit Default Swap Risk.    Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Adviser will not properly assess the risk of the underlying reference obligation. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on the Fund.

Currency Risk.    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a non-U.S. currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a non-U.S. currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk.    Investing in derivatives, including futures and forward contracts, swaps, credit derivatives, and currency-related derivatives, involves investment techniques and risks different from those associated with ordinary mutual fund securities transactions and may involve increased transaction costs. The Fund’s investment in derivatives may rise or fall more rapidly in value than other investments and may reduce the Fund’s returns. Changes in the value of the derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Fund, especially in abnormal market conditions. The use of derivatives may increase the volatility of the Fund’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on the Fund’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for the Fund to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Fund. In addition, the possible lack of a liquid secondary market for certain derivatives and the resulting inability of the Fund to sell or otherwise close out a derivatives position could expose the Fund to losses and could make such derivatives more difficult for the Fund to value accurately. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. The Fund also could suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Fund also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, derivatives traded over-the-counter (“OTC derivatives”) do not benefit from the protections provided by exchanges in the event that a counterparty is unable to fulfill its contractual obligation. Such OTC derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative should generally be offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that the Fund’s hedging transactions will be effective. Also, suitable derivative transactions may not be available in all circumstances. Derivatives are subject to fees and other costs which are not reflected in the Annual Fund Operating Expenses table.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange-traded derivatives are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC derivatives are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Distressed Debt Risk.    When the Fund invests in obligations of financially troubled companies (sometimes known as “distressed” securities), there exists the risk that the transaction involving such debt obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed and distressed debt obligations, the value of which may be less than the Fund’s purchase price of such debt obligations. Furthermore, if an anticipated transaction does not occur, the Fund may be required to sell its investment at a loss or hold its investment pending bankruptcy proceedings in the event the issuer files for bankruptcy.

Floating and Variable Rate Securities Risk.    For floating and variable rate securities, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such a security, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to a security’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate securities have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as the London Interbank Offered Rate (LIBOR). Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the security, and the Fund may not benefit from increasing interest rates for a significant amount of time.

Geographic Risk.    To the extent that the Fund invests a significant portion of its assets in any one country or geographic region, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries and geographic regions in which it invests. Investing in any one country or geographic region makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country or geographic region.

High Yield Securities Risk.    The Fund invests in instruments including junk bonds and instruments that may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities.

Income Risk.    The income received by the Fund may decrease as a result of a decline in interest rates.

Leverage Risk. The Fund’s investments in derivatives or exposure to derivatives through other investment vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund’s net asset value (i.e., relatively small market movements may result in large changes in the Fund’s net asset value) and make the Fund’s returns more volatile. At times, the Fund’s leveraged investments may cause the Fund’s investment exposure to exceed its net assets and could cause the Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

LIBOR Transition Risk.    The Fund may invest in securities or derivatives that are based on LIBOR. LIBOR transition risk is the risk that the transition from LIBOR to alternative interest rate benchmarks is not orderly, occurs over various time periods or has unintended consequences.

Liquidity Risk.    Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

New Fund Risk.    As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

Non-Diversification Risk.    The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Operational and Technology Risk.    Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Private Placement Risk.    Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Regulatory Risk.    Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict the effects of future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain derivatives as a part of its investment strategies and could alter, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies.

The futures, options and swaps markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, Commodity Futures Trading Commission (“CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of futures, options and swaps transactions in the United States is a changing area of law and is subject to modification by government and judicial action.

Share Ownership Concentration Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). In addition, separate accounts managed by the Adviser may invest in the Fund and, therefore, the Adviser at times may have discretionary authority over a significant portion of the assets of the Fund. In such instances, the Adviser’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Information on the Fund’s annual total returns and average annual total returns will be provided after the Fund has completed a full calendar year of operations. Updated performance information will be available on the Fund’s website at www.williamblairfunds.com or by calling 1-800-635-2886.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Information on the Fund’s annual total returns and average annual total returns will be provided after the Fund has completed a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblairfunds.com
William Blair Emerging Markets Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	$ 267
William Blair Emerging Markets Debt Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	$ 249

[1]	Other Expenses are based on estimated amounts for the current fiscal period.
[2]	William Blair Investment Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.70% and 0.65% of average daily net assets for Class I and Class R6 shares, respectively, until April 30, 2022. The Adviser may not terminate this contractual agreement prior to April 30, 2022 without the approval of the Fund’s Board of Trustees. The Adviser is entitled to recoupment of previously waived fees and reimbursed expenses for a period of three years subsequent to the Fund’s commencement of operations to the extent that such recoupment does not cause the annual Fund operating expenses (after the recoupment is taken into account) to exceed both (1) the expense limit in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.